Accounts and notes receivables, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts and notes receivables, net
Notes receivable	¥ 242		¥ 505
Accounts receivable	60,668		80,845
Less: allowance for doubtful accounts	(32,019)		(31,381)
Accounts receivable, net	¥ 28,891	$ 4,069	¥ 49,969